INCOME TAX (Details) - Schedule of Income Tax Expense Recognized - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Income Tax Expense Recognized [Abstract]
Current	$ 8,760	$ 10,942
Deferred	5,028	2,052
Income tax expense	$ 13,788	$ 12,994